                               December 31, 1996



Mt. Rainier, Washington
                   [GRAPHIC IMAGE OF MT. RAINIER, WASHINGTON]



                                     ANNUAL
                                     REPORT

                                 [LEAF GRAPHIC]

                           [GRAPHIC IMAGE OF A LEAF]


                           SAFECO High-Yield Bond Fund

                                SAFECO GNMA Fund

                   SAFECO Intermediate-Term U.S. Treasury Fund

                            SAFECO Managed Bond Fund




                           [SAFECO MUTUAL FUNDS LOGO]

                            PERFORMANCE INFORMATION
                               December 31, 1996
                                 NO-LOAD CLASS


SAFECO HIGH-YIELD BOND FUND*
ILLUSTRATION OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                                                   INVESTMENT
                                                                   VALUE AS OF
                                                                   DEC.31, 1996

                                                                   SAFECO
                                                                   HIGH-YIELD
                                                                   BOND FUND:
                                                                   $20,778*
                                                                   =============

                                                                   MERRILL LYNCH
                                                                   HIGH-YIELD
                                                                   INDEX:
                                                                   $25,269
                                                                   =============

High-Yield Bond Fund


                                                            Merrill
                                          HY                 Index
                      09/30/88          10,000              10,000
                      10/31/88          10,121              10,144
                      11/30/88          10,122              10,163
                      12/31/88          10,236              10,207
                      01/31/89          10,399              10,374
                      02/28/89          10,435              10,436
                      03/31/89          10,368              10,395
                      04/30/89          10,311              10,399
                      05/31/89          10,473              10,595
                      06/30/89          10,617              10,757
                      07/31/89          10,679              10,800
                      08/31/89          10,660              10,850
                      09/30/89          10,610              10,736
                      10/31/89          10,471              10,470
                      11/30/89          10,452              10,485
                      12/31/89          10,439              10,443
                      01/31/90          10,283              10,161
                      02/28/90          10,077              10,007
                      03/31/90          10,280              10,196
                      04/30/90          10,341              10,259
                      05/31/90          10,545              10,430
                      06/30/90          10,665              10,692
                      07/31/90          10,910              10,961
                      08/31/90          10,576              10,460
                      09/30/90          10,181              10,030
                      10/31/90           9,854               9,736
                      11/30/90           9,963               9,838
                      12/31/90          10,063               9,987
                      01/31/91          10,010              10,192
                      02/28/91          10,423              11,076
                      03/31/91          10,791              11,625
                      04/30/91          11,120              12,026
                      05/31/91          11,253              12,073
                      06/30/91          11,376              12,347
                      07/31/91          11,627              12,678
                      08/31/91          11,854              12,970
                      09/30/91          12,032              13,153
                      10/31/91          12,310              13,600
                      11/30/91          12,464              13,746
                      12/31/91          12,508              13,899
                      01/31/92          12,856              14,369
                      02/28/92          13,079              14,732
                      03/31/92          13,220              14,939
                      04/30/92          13,212              15,017
                      05/31/92          13,390              15,239
                      06/30/92          13,563              15,414
                      07/31/92          13,796              15,714
                      08/31/92          13,967              15,914
                      09/30/92          14,140              16,083
                      10/31/92          13,862              15,876
                      11/30/92          14,096              16,119
                      12/31/92          14,243              16,324
                      01/31/93          14,632              16,713
                      02/28/93          14,922              17,012
                      03/31/93          15,176              17,301
                      04/30/93          15,286              17,420
                      05/31/93          15,517              17,646
                      06/30/93          15,811              17,975
                      07/31/93          15,997              18,156
                      08/31/93          16,106              18,322
                      09/30/93          16,160              18,403
                      10/31/93          16,389              18,753
                      11/30/93          16,515              18,851
                      12/31/93          16,652              19,049
                      01/31/94          16,966              19,461
                      02/28/94          16,883              19,326
                      03/31/94          16,286              18,701
                      04/30/94          16,155              18,469
                      05/31/94          16,302              18,428
                      06/30/94          16,373              18,512
                      07/31/94          16,367              18,634
                      08/31/94          16,427              18,772
                      09/30/94          16,421              18,768
                      10/31/94          16,355              18,818
                      11/30/94          16,140              18,656
                      12/31/94          16,277              18,852
                      01/31/95          16,468              19,117
                      02/28/95          16,815              19,730
                      03/31/95          16,968              19,996
                      04/30/95          17,289              20,513
                      05/31/95          17,743              21,146
                      06/30/95          17,833              21,289
                      07/31/95          18,069              21,566
                      08/31/95          18,077              21,679
                      09/30/95          18,298              21,936
                      10/31/95          18,551              22,116
                      11/30/95          18,582              22,336
                      12/31/95          18,823              22,710
                      01/31/96          19,060              23,089
                      02/28/96          19,243              23,160
                      03/31/96          19,180              23,065
                      04/30/96          19,219              23,097
                      05/31/96          19,339              23,264
                      06/30/96          19,388              23,368
                      07/31/96          19,591              23,510
                      08/31/96          19,869              23,802
                      09/30/96          20,271              24,356
                      10/31/96          20,349              24,567
                      11/30/96          20,651              25,061
                      12/31/96          20,778              25,269

     The performance of the Funds assumes the reinvestment of all interest and capital gains. Operating expenses have been applied to the Funds, but not to the indices.

     If Fund operating expenses had been applied to the indices, their values would have been lower. Investment returns are historical and not predictive of future performance. The Merrill Lynch High-Yield Index, GNMA Index and Intermediate-Term Treasury Index are representative total return benchmarks for the respective funds.

--------------------------------------------------------------------------------
                                                                      10 YEAR OR
AVERAGE ANNUAL                                                             SINCE
TOTAL RETURN                                    1 YEAR    5 YEAR       INCEPTION
--------------------------------------------------------------------------------
SAFECO High-Yield Bond Fund*                    10.39%    10.68%           9.27%
Merrill Lynch High-Yield Index                  11.27%    12.70%          11.89%
--------------------------------------------------------------------------------
SAFECO GNMA Fund                                 3.98%     5.60%           7.25%
Merrill Lynch GNMA Index                         5.58%     7.08%           9.17%
--------------------------------------------------------------------------------
SAFECO Intermediate-Term U.S. Treasury Fund*     0.38%     5.94%           7.40%
Merrill Lynch Intermediate-Term Treasury Index   3.89%     6.25%           8.18%
--------------------------------------------------------------------------------
SAFECO Managed Bond Fund**                       0.02%       N/A           4.68%
Lehman Brothers Government/Corporate Index       2.90%       N/A           6.41%
--------------------------------------------------------------------------------

 * The Fund's inception was September 7, 1988. Index graph and average annual return comparison begins September 30, 1988.

** The Fund's inception was June 25, 1992. Index graph and average annual return comparison begins February 28, 1994 (initial public offering).

SAFECO GNMA FUND
ILLUSTRATION OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                                                  INVESTMENT
                                                                  VALUE AS OF
                                                                  DEC. 31, 1996

                                                                  SAFECO
                                                                  GNMA
                                                                  FUND:
                                                                  $20,134
                                                                  ==============
                                                                  MERRILL LYNCH
                                                                  GNMA INDEX:
                                                                  $24,037
                                                                  ==============


                                                         Merrill
                                            GNMA         Index
                         12/31/86            10,000       10,000
                         01/31/87            10,107       10,132
                         02/28/87            10,197       10,229
                         03/31/87            10,185       10,233
                         04/30/87             9,783        9,913
                         05/31/87             9,763        9,878
                         06/30/87             9,919       10,054
                         07/31/87             9,978       10,081
                         08/31/87             9,976       10,029
                         09/30/87             9,777        9,737
                         10/31/87             9,894       10,102
                         11/30/87            10,003       10,230
                         12/31/87            10,089       10,335
                         01/31/88            10,285       10,791
                         02/28/88            10,371       10,917
                         03/31/88            10,339       10,814
                         04/30/88            10,362       10,741
                         05/31/88            10,278       10,702
                         06/30/88            10,487       11,007
                         07/31/88            10,476       10,965
                         08/31/88            10,487       10,972
                         09/30/88            10,662       11,246
                         10/31/88            10,947       11,519
                         11/30/88            10,888       11,343
                         12/31/88            10,877       11,291
                         01/31/89            10,991       11,486
                         02/28/89            10,959       11,405
                         03/31/89            10,969       11,409
                         04/30/89            11,151       11,627
                         05/31/89            11,433       11,986
                         06/30/89            11,711       12,358
                         07/31/89            11,967       12,577
                         08/31/89            11,808       12,422
                         09/30/89            11,862       12,476
                         10/31/89            12,076       12,794
                         11/30/89            12,208       12,947
                         12/31/89            12,283       13,024
                         01/31/90            12,146       12,887
                         02/28/90            12,202       13,003
                         03/31/90            12,217       13,020
                         04/30/90            12,049       12,897
                         05/31/90            12,418       13,307
                         06/30/90            12,584       13,526
                         07/31/90            12,815       13,755
                         08/31/90            12,700       13,865
                         09/30/90            12,784       13,991
                         10/31/90            12,893       14,162
                         11/30/90            13,178       14,477
                         12/31/90            13,353       14,717
                         01/31/91            13,542       14,928
                         02/28/91            13,620       15,033
                         03/31/91            13,691       15,147
                         04/30/91            13,840       15,298
                         05/31/91            13,950       15,421
                         06/30/91            13,966       15,443
                         07/31/91            14,188       15,702
                         08/31/91            14,415       15,998
                         09/30/91            14,666       16,287
                         10/31/91            14,882       16,544
                         11/30/91            14,957       16,657
                         12/31/91            15,330       17,070
                         01/31/92            15,116       16,863
                         02/28/92            15,240       17,030
                         03/31/92            15,152       16,923
                         04/30/92            15,264       17,103
                         05/31/92            15,560       17,419
                         06/30/92            15,725       17,691
                         07/31/92            15,949       17,795
                         08/31/92            16,112       18,056
                         09/30/92            16,243       18,190
                         10/31/92            16,075       18,051
                         11/30/92            16,144       18,143
                         12/31/92            16,357       18,366
                         01/31/93            16,598       18,608
                         02/28/93            16,779       18,780
                         03/31/93            16,847       18,896
                         04/30/93            16,905       19,000
                         05/31/93            16,954       19,100
                         06/30/93            17,240       19,281
                         07/31/93            17,311       19,373
                         08/31/93            17,493       19,411
                         09/30/93            17,512       19,421
                         10/31/93            17,541       19,480
                         11/30/93            17,374       19,487
                         12/31/93            17,515       19,680
                         01/31/94            17,710       19,835
                         02/28/94            17,441       19,742
                         03/31/94            16,888       19,229
                         04/30/94            16,741       19,087
                         05/31/94            16,798       19,127
                         06/30/94            16,723       19,086
                         07/31/94            17,045       19,463
                         08/31/94            17,084       19,516
                         09/30/94            16,827       19,297
                         10/31/94            16,783       19,284
                         11/30/94            16,638       19,235
                         12/31/94            16,766       19,440
                         01/31/95            17,110       19,861
                         02/28/95            17,511       20,392
                         03/31/95            17,569       20,492
                         04/30/95            17,795       20,783
                         05/31/95            18,285       21,404
                         06/30/95            18,362       21,544
                         07/31/95            18,384       21,598
                         08/31/95            18,583       21,828
                         09/30/95            18,761       22,055
                         10/31/95            18,906       22,239
                         11/30/95            19,128       22,480
                         12/31/95            19,362       22,767
                         01/31/96            19,490       22,942
                         02/28/96            19,227       22,760
                         03/31/96            19,114       22,730
                         04/30/96            19,037       22,656
                         05/31/96            18,995       22,571
                         06/30/96            19,256       22,827
                         07/31/96            19,285       22,929
                         08/31/96            19,282       22,961
                         09/30/96            19,602       23,331
                         10/31/96            19,963       23,800
                         11/30/96            20,259       24,163
                         12/31/96            20,134       24,037







SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND*
ILLUSTRATION OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                                                  INVESTMENT
                                                                  VALUE AS OF
                                                                  DEC. 31, 1996

                                                                  SAFECO
                                                                  INTERMEDIATE-
                                                                  TERM U.S.
                                                                  TREASURY FUND:
                                                                  $18,025*
                                                                  ==============

                                                                  MERRILL LYNCH
                                                                  INTERMEDIATE-
                                                                  TERM TREASURY
                                                                  INDEX: $19,135
                                                                  ==============




                                                Int Treas  Merrill
                           09/30/88                10,000     10,000
                           10/31/88                10,135     10,136
                           11/30/88                10,055     10,048
                           12/31/88                10,067     10,057
                           01/31/89                10,127     10,156
                           02/28/89                10,076     10,114
                           03/31/89                10,093     10,164
                           04/30/89                10,271     10,351
                           05/31/89                10,452     10,569
                           06/30/89                10,689     10,839
                           07/31/89                10,877     11,060
                           08/31/89                10,776     10,906
                           09/30/89                10,820     10,961
                           10/31/89                11,002     11,186
                           11/30/89                11,082     11,295
                           12/31/89                11,105     11,324
                           01/31/90                11,039     11,259
                           02/28/90                11,095     11,288
                           03/31/90                11,088     11,310
                           04/30/90                11,060     11,270
                           05/31/90                11,270     11,509
                           06/30/90                11,384     11,658
                           07/31/90                11,537     11,826
                           08/31/90                11,496     11,774
                           09/30/90                11,540     11,882
                           10/31/90                11,632     12,047
                           11/30/90                11,753     12,227
                           12/31/90                11,900     12,400
                           01/31/91                11,953     12,526
                           02/28/91                12,047     12,591
                           03/31/91                12,132     12,660
                           04/30/91                12,267     12,791
                           05/31/91                12,331     12,864
                           06/30/91                12,346     12,877
                           07/31/91                12,500     13,016
                           08/31/91                12,711     13,259
                           09/30/91                12,902     13,485
                           10/31/91                13,041     13,637
                           11/30/91                13,175     13,797
                           12/31/91                13,509     14,134
                           01/31/92                13,355     13,991
                           02/28/92                13,371     14,044
                           03/31/92                13,323     13,987
                           04/30/92                13,425     14,115
                           05/31/92                13,617     14,316
                           06/30/92                13,830     14,524
                           07/31/92                14,175     14,793
                           08/31/92                14,286     14,964
                           09/30/92                14,551     15,171
                           10/31/92                14,284     14,985
                           11/30/92                14,196     14,918
                           12/31/92                14,396     15,115
                           01/31/93                14,767     15,397
                           02/28/93                15,093     15,628
                           03/31/93                15,154     15,686
                           04/30/93                15,263     15,810
                           05/31/93                15,212     15,763
                           06/30/93                15,581     15,990
                           07/31/93                15,605     16,022
                           08/31/93                15,990     16,267
                           09/30/93                16,080     16,337
                           10/31/93                16,116     16,366
                           11/30/93                15,858     16,287
                           12/31/93                15,956     16,351
                           01/31/94                16,164     16,514
                           02/28/94                15,736     16,279
                           03/31/94                15,405     16,051
                           04/30/94                15,296     15,942
                           05/31/94                15,302     15,959
                           06/30/94                15,273     15,970
                           07/31/94                15,476     16,168
                           08/31/94                15,515     16,219
                           09/30/94                15,346     16,088
                           10/31/94                15,352     16,092
                           11/30/94                15,321     16,012
                           12/31/94                15,380     16,072
                           01/31/95                15,556     16,339
                           02/28/95                15,789     16,652
                           03/31/95                15,870     16,743
                           04/30/95                16,065     16,935
                           05/31/95                16,679     17,419
                           06/30/95                16,790     17,533
                           07/31/95                16,660     17,545
                           08/31/95                16,858     17,689
                           09/30/95                17,045     17,808
                           10/31/95                17,304     18,008
                           11/30/95                17,656     18,232
                           12/31/95                17,956     18,418
                           01/31/96                18,014     18,576
                           02/28/96                17,575     18,368
                           03/31/96                17,391     18,280
                           04/30/96                17,355     18,222
                           05/31/96                17,351     18,212
                           06/30/96                17,477     18,390
                           07/31/96                17,532     18,447
                           08/31/96                17,530     18,467
                           09/30/96                17,726     18,701
                           10/31/96                17,945     19,006
                           11/30/96                18,175     19,240
                           12/31/96                18,025     19,135

*The Fund's inception was September 7, 1988. Index graph comparison begins September 30, 1988.





SAFECO MANAGED BOND FUND**
ILLUSTRATION OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                                              INVESTMENT
                                                              VALUE AS OF
                                                              DEC. 31, 1996

                                                              SAFECO
                                                              MANAGED BOND
                                                              FUND:
                                                              $11,384**
                                                              ==================

                                                              LEHMAN BROTHERS
                                                              GOV'T/CORP. INDEX:
                                                              $11,925
                                                              ==================



                                                   Ist             Lehman
                                       02/28/94      10,000           10,000
                                       03/31/94       9,666            9,755
                                       04/30/94       9,657            9,674
                                       05/31/94       9,666            9,657
                                       06/30/94       9,653            9,634
                                       07/31/94       9,757            9,827
                                       08/31/94       9,780            9,831
                                       09/30/94       9,703            9,683
                                       10/31/94       9,709            9,672
                                       11/30/94       9,680            9,655
                                       12/31/94       9,699            9,718
                                       01/31/95       9,828            9,905
                                       02/28/95       9,991           10,135
                                       03/31/95      10,038           10,203
                                       04/30/95      10,167           10,344
                                       05/31/95      10,533           10,778
                                       06/30/95      10,615           10,864
                                       07/31/95      10,541           10,822
                                       08/31/95      10,674           10,960
                                       09/30/95      10,791           11,072
                                       10/31/95      10,962           11,235
                                       11/30/95      11,178           11,420
                                       12/31/95      11,382           11,588
                                       01/31/96      11,400           11,660
                                       02/28/96      11,127           11,412
                                       03/31/96      11,010           11,317
                                       04/30/96      11,004           11,239
                                       05/31/96      11,009           11,219
                                       06/30/96      11,092           11,370
                                       07/31/96      11,127           11,396
                                       08/31/96      11,148           11,369
                                       09/30/96      11,239           11,571
                                       10/31/96      11,357           11,841
                                       11/30/96      11,486           12,058
                                       12/31/96      11,384           11,925

**The Fund's inception was June 25, 1992. Index graph comparison begins February 28, 1994 (initial public offering).

                           LETTER FROM THE PRESIDENT
                               December 31, 1996



[PHOTO OF DAVID F. HILL]
     DAVID F. HILL


DEAR SHAREHOLDER:

      SAFECO Mutual Funds have changed their fiscal year to coincide with the calendar year, and so we present to you our annual report for 1996:

      We entered 1996 with rather modest expectations for the equity markets and look what happened. The S&P 500 gained 22.94% on the heels of its astonishing 37.50% growth in 1995.

      The good news is, investors who had the conviction to stay invested in common stocks were amply rewarded. For the second straight year, we're glad to have been "in" the market, rather than "out."

      The bad news is that such market conditions can cause amnesia -- amnesia when it comes to the volatile nature of the stock market (the S&P 500 delivered 1.32% in 1994), and forgetfulness regarding the diversification that bond and money market funds provide.

      The neglected cousins of 1996 were the bond markets. Bonds struggled through the year -- despite the fact inflation remained at bay -- reversing directions and ultimately delivering lackluster total returns. The broader market as measured by Lehman Brothers Government/Corporate Index returned 2.90% for the year.

      Three elements seem to be props for the stock market. Inflation has remained in control, corporate earnings have continued to grow and there has been a fundamental shift in the way individuals invest. Investors are increasingly recognizing the superior long-term potential of stocks. At the same time they are taking control of more of their retirement savings.

      While the shift from traditional company-controlled pensions to employee-directed plans such as 401(k)s seems irreversible, it doesn't seem possible for the stock market to sustain its present level of growth.

      Still, we believe common stocks offer the potential for superior long-term returns as they have over the past 70 years. At the same time, we remind you of the historical level of stock market returns. Over the last 20 years, the S&P 500 has averaged 14%, not 23% or 38% as reflected in the performance of the past two years.

      All in all, our 1997 outlook is that the financial markets will do "okay." We anticipate bonds will return their current interest rate, and be without big gains or losses. But then, people should buy bonds for that stream of interest anyway.

      Stocks will have a more difficult time, especially if corporate earnings fail to meet expectations. Nonetheless, there are always opportunities for stock pickers. And that's what we do best.

/s/ David F. Hill
    David F. Hill, President
    SAFECO Mutual Funds


================================================================================


                               TABLE OF CONTENTS

SAFECO High-Yield Bond Fund ...........................................        4

SAFECO GNMA Fund ......................................................       12

SAFECO Intermediate-Term
U S  Treasury Fund and
SAFECO Managed Bond Fund ..............................................       16

Financial Statements ..................................................       21

Notes to Financial Statements .........................................       26


================================================================================

                         REPORT FROM THE FUND MANAGERS
                          SAFECO HIGH-YIELD BOND FUND
                               December 31, 1996


                            [PHOTO OF JOHN STOESER]
                                  JOHN STOESER

                              [PHOTO OF BOB KERN]
                                    BOB KERN


      With a total return of 10.39% for the year ended December 31, 1996, the SAFECO High-Yield Bond Fund underperformed the Merrill Lynch High-Yield Index, which posted a total return of 11.27%.

      Our underperformance was primarily due to our holding a greater percentage of higher-quality junk bonds than occurs in the high-yield universe. According to Merrill Lynch, lower-quality junk bonds outperformed higher-quality junk bonds by a wide margin in 1996.

      Though the SAFECO High-Yield Fund's total returns have been lower, our risk-adjusted ratings have been higher. Morningstar Mutual Funds** gives SAFECO High-Yield Bond Fund its top, five-star rating for overall performance and for the one, three, and five years ending December 31, 1996. (The rating is based on SAFECO High-Yield Fund's performance against 1670, 1104 and 597 taxable bond funds for the respective periods. Only ten percent of funds in a given investment category receive five stars; even fewer funds receive five stars across the board.)

      During the past year, the demand for high-yield bonds was strong as both individual investors and institutions continued to pour money into the high-yield market. We saw economic growth slow and inflation increase modestly at both the producer and consumer levels in the second half of 1996. The most significant of these increases were in energy and wage costs. If these costs are passed on in the form of higher prices, consumers may spend less. Or, if companies are unable to increase prices, corporate profit margins and earnings may decline.

      Both scenarios have the potential to cause credit quality in the high-yield market to deteriorate. Under such circumstances, higher-quality, noncyclical junk bonds should outperform lower-quality junk bonds.

      The majority of securities added during the past year have been noncyclicals, that is, bonds issued by companies that are not highly sensitive to the economic cycle. They include Chattem (branded health and beauty products), PRINTPACK (flexible packaging), SHOP VAC (wet-dry vacuums), PHONETEL TECHNOLOGIES (pay phone operator), GORGES (quick-to-fix foods) and ALLIED WASTE OF NORTH AMERICA (solid waste and environmental services).

      On December 31, 1996, the Fund held 85 bonds issued by companies in 45 different industries. Because the Fund is so well-diversified, a default on an individual security or a decline in one industry should not significantly affect Fund performance.

      As new managers of the Fund (Kurt Havnaer left SAFECO in

                                                       (Continued on next page.)


================================================================================



                                   HIGHLIGHTS
                            As of December 31, 1996




SAFECO
HIGH-YIELD BOND FUND
S&P CREDIT RATING DISTRIBUTION
AS OF DECEMBER 31, 1996
--------------------------------------------------------------------------------

Ratings                                               Percent of Net Assets
BB                                                             27%
B                                                              66
CCC                                                             1
Not Rated                                                       2
Cash & Other Assets Less Liabilities                            4
                                                              100%


SAFECO
HIGH-YIELD BOND FUND
TOP FIVE INDUSTRIES
AS A PERCENT OF NET ASSETS
AS OF DECEMBER 31, 1996
--------------------------------------------------------------------------------


Top 5 Industries                                      Percent of Net Assets
Broadcast Media                                                10%
Food                                                            7
Containers/Packaging                                            5
Advertising                                                     5
Hotels/Motels                                                   5



CURRENT YIELD (30-Day) ...........................................    8.73%
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY ........................................    7.52 YEARS



================================================================================

                                REPORT FROM THE
                   HIGH-YIELD BOND FUND MANAGERS (Continued)


November 1996), our strategy will be to build and maintain a core portfolio that pursues total return and provides diversified exposure. Structured to keep the Fund in step with the high-yield market, the core holdings will generally resemble the market in terms of sector and industry weighting, credit quality, and yield.

      To outperform, we'll supplement the core with securities that offer exceptional potential. These return enhancers might take advantage of opportunities in undervalued or out-of-favor sectors and companies. They might be bonds that are candidates for credit-rating upgrades, or capital appreciation vehicles, such as preferred stocks and convertible bonds.

      As your Fund's new managers, we'll be wielding our expertise in bond and equity analysis to bring the best high-yield bonds have to offer to your portfolio.


/s/ John Stoeser
----------------
    John Stoeser



/s/ Bob Kern
----------------
    Bob Kern

--------------------------------------------------------------------------------

John Stoeser is an equity analyst and portfolio manager as well as co-manager of the High-Yield Fund. He joined SAFECO in 1987; he has a B.S. in accounting from Washington State University and is a Chartered Financial Analyst.

Bob Kern is a bond analyst as well as co-manager of the High-Yield Fund. He joined SAFECO in 1988 with B.S. degrees in business and accounting from the University of Washington and University of Puget Sound respectively. Bob is a Certified Public Accountant and a Chartered Financial Analyst.

** Morningstar proprietary ratings reflect historical risk-adjusted performance through 12/31/96. These ratings may change monthly and are calculated for the Fund's 3-, 5- and 10-year average annual returns in excess of 90-day T-bill returns, with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. The one-year rating is calculated using the same methodology but is not a component of the overall rating.

                                   HIGHLIGHTS
                    SAFECO HIGH-YIELD BOND FUND (Continued)
                            As of December 31, 1996


TOP FIVE HOLDINGS                                          PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Jones Intercable, Inc. ..................................                   2.2%
 (Broadcast Media)

Specialty Equipment Companies, Inc. .....................                   2.2%
 (Machinery)

Owens-Illinois, Inc. ....................................                   2.1%
 (Containers/Packaging)

Gorges/Quick-To-Fix Foods ...............................                   2.1%
 (Food)

Lamar Advertising Co. ...................................                   2.1%
 (Advertising)


TOP FIVE PURCHASES
(October to December)                                               COST (000'S)
--------------------------------------------------------------------------------
Gorges/Quick-To-Fix Foods ...............................                 $1,000

PhoneTel Technologies ...................................                  1,000

Specialty Paper .........................................                  1,000

Lamar Advertising Co. ...................................                  1,000

Unisys Corp. ............................................                    650


TOP FIVE SALES
(October to December)                                           PROCEEDS (000'S)
--------------------------------------------------------------------------------
Boyd Gaming Corp. ........................................                $2,100

Unisys Corp. .............................................                   650

Specialty Paper ..........................................                   501

Foamex, L.P. .............................................                   369

Alliance Entertainment Corp. .............................                   338

                            PORTFOLIO OF INVESTMENTS
                          SAFECO HIGH-YIELD BOND FUND
                            As of December 31, 1996


PRINCIPAL
AMOUNT (000'S)                                                     VALUE (000'S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 95.9%

ADVERTISING - 5.0%
   $1,000   Heritage Media Corp.
            8.75%, due 2/15/06 .................................          $  960

    1,000   Lamar Advertising Co.
            9.625%, due 12/01/06 ...............................           1,035

      500   Universal Outdoor
            9.75%, due 10/15/06 ................................             515

AGRICULTURE/FERTILIZER PRODUCTS - 1.1%
      500   Arcadian Partners, L.P.
            10.75%, due 5/01/05 ................................             555

AUTOS & AUTO PARTS - 1.0%
      500   Exide Corp.
            10.75%, due 12/15/02 ...............................             523

BEVERAGE - 1.5%
      750   Coca-Cola Bottling Group
            (Southwest), Inc.
            9.00%, due 11/15/03 ................................             761

BROADCAST MEDIA - 10.0%
    1,000   American Telecasting
            0.00%/14.50%, due 6/15/04 ..........................             410

      500   Cablevision Systems Corp.
            9.875%, due 5/15/06 ................................             513

            Century Communications Corp.
      500   11.875%, due 10/15/03 ..............................             529
      500   9.50%, due 3/01/05 .................................             510

            Jones Intercable, Inc.
    1,000   11.50%, due 7/15/04 ................................           1,086
      500   9.625%, due 3/15/02 ................................             525

      500   Lenfest Communications, Inc.
            8.375%, due 11/01/05 ...............................             483

      500   Sinclair Broadcast Group, Inc.
            10.00%, due 9/30/05 ................................             509

      500   Young Broadcasting, Inc.
            9.00%, due 1/15/06 .................................             486

CHEMICALS - 1.0%
      500   Atlantis Group, Inc.
            11.00%, due 2/15/03 ................................             509

COMMERCIAL SERVICES - 1.0%
      500   Primark Corp.
            8.75%, due 10/15/00 ................................             505

COMPUTER SOFTWARE - 1.5%
    1,000   Bell & Howell Holdings Co.
            0.00%/11.50%, due 3/01/05 ..........................             728

CONGLOMERATES - 1.0%
      500   Figgie International, Inc.
            9.875%, due 10/01/99 ...............................             520

CONTAINERS/PACKAGING - 5.2%
      500   Applied Extrusion
            Technologies, Inc.
            11.50%, due 4/01/02 ................................             526

            Owens-Illinois, Inc.
    1,000   9.75%, due 8/15/04 .................................           1,043
      500   10.25%, due 4/01/99 ................................             504

      500   US Can Corp.
            10.125%, due 10/15/06 ..............................             525

COSMETICS - 1.1%
      500   Coty, Inc.
            10.25%, due 5/01/05 ................................             531

DRUGS - 1.6%
      750   Chattem, Inc.
            12.75%, due 6/15/04 ................................             780

ELECTRONICS - 1.0%
      500   Plantronics, Inc.
            10.00%, due 1/15/01 ................................             524

ENVIRONMENTAL - 1.0%
      500   Allied Waste
            10.25%, due 12/01/06 ...............................             524



                       SEE NOTES TO FINANCIAL STATEMENTS

                          SAFECO HIGH-YIELD BOND FUND
                            As of December 31, 1996


PRINCIPAL
AMOUNT (000'S)                                                     VALUE (000'S)
--------------------------------------------------------------------------------
FINANCIAL - 1.0%
    $ 500   Scotsman Group, Inc.
            9.50%, due 12/15/00 ................................          $  516

FOOD - 6.7%
      500   Chiquita Brands
            International, Inc.
            10.25%, due 11/01/06 ...............................             533

      500   Curtice Burns Foods
            12.25%, due 2/01/05 ................................             518

      250   Foodbrands America, Inc.
            10.75%, due 5/15/06 ................................             265

    1,000   Gorges/Quick-To-Fix Foods
            11.50%, due 12/01/06 ...............................           1,036

      500   International Home Foods
            10.375%, due 11/01/06 ..............................             520

      500   Specialty Foods Corp.
            11.125%, due 10/01/02 ..............................             475

GAMING - 2.9%
      500   Aztar Corp.
            11.00%, due 10/01/02 ...............................             483

      500   Boyd Gaming Corp.
            9.25%, due 10/01/03 ................................             488

      500   Station Casinos, Inc.
            9.625%, due 6/01/03 ................................             495

HARDWARE & TOOLS - 1.6%
      750   Shop Vac Corp.
            10.625%, due 9/01/03 ...............................             789

HEALTH CARE - 1.1%
      500   GranCare, Inc.
            9.375%, due 9/15/05 ................................             536

HOME BUILDING - 2.5%
      500   Beazer Homes USA, Inc.
            9.00%, due 3/01/04 .................................             484

            Toll Corp.
      250   10.50%, due 3/15/02 ................................             259
      500   8.75%, due 11/15/06 ................................             498

HOSPITAL MANAGEMENT - 4.1%
      500   ORNDA Healthcorp.
            12.25%, due 5/15/02 ................................             531

    1,000   Quorum Health Group, Inc.
            8.75%, due 11/01/05 ................................           1,026

      500   Universal Health Services, Inc.
            8.75%, due 8/15/05 .................................             513

HOTELS/MOTELS - 4.6%
      500   HMH Properties, Inc.
            9.50%, due 5/15/05 .................................             522

      500   John Q. Hammons Hotels
            8.875%, due 2/15/04 ................................             496

      500   Prime Hospitality Corp.
            9.25%, due 1/15/06 .................................             508

      750   Wyndham Hotel Corp.
            10.50%, due 5/15/06 ................................             795

HOUSEHOLD PRODUCTS - 1.0%
      500   Ekco Group, Inc.
            9.25%, due 4/01/06 .................................             494

INDUSTRIAL PRODUCT & SUPPLIER - 1.0%
      500   Printpack, Inc.
            10.625%, due 8/15/06 ...............................             523



                       SEE NOTES TO FINANCIAL STATEMENTS

                          SAFECO HIGH-YIELD BOND FUND
                            As of December 31, 1996


PRINCIPAL
AMOUNT (000'S)                                                     VALUE (000'S)
--------------------------------------------------------------------------------
LEISURE TIME - 4.0%
   $1,500   AMF Group, Inc.
            0.00%/12.25%, due 3/15/06 ..........................          $  992

      500   Cinemark USA, Inc.
            9.625%, due 8/01/08 ................................             500

      500   E & S Holdings Corp.
            10.375%, due 10/01/06 ..............................             523

MACHINERY - 0.6%
      500   International Semi-Tech
            Microelectronics, Inc.
            0.00%/11.50%, due 8/15/03 ..........................             324

MACHINERY - DIVERSIFIED - 2.2%
    1,000   Specialty Equipment
            Companies, Inc.
            11.375%, due 12/01/03 ..............................           1,085

MANUFACTURING - 1.0%
      500   Plastic Specialties and
            Technologies, Inc.
            11.25%, due 12/01/03 ...............................             525

METALS - 2.0%
    1,000   Commonwealth Aluminum Corp.
            10.75%, due 10/01/06 ...............................           1,020

OFFICE EQUIPMENT & SUPPLIES - 0.5%
      223   ANACOMP, Inc.
            11.625%, due 9/30/99 ...............................             225

OIL & GAS - 3.1%
      500   Crown Central Petroleum Corp.
            10.875%, due 2/01/05 ...............................             511

      500   Giant Industries, Inc.
            9.75%, due 11/15/03 ................................             520

      500   Nuevo Energy Co.
            12.50%, due 6/15/02 ................................             536

PAPER & FOREST PRODUCTS - 2.1%
      500   Specialty Paper
            9.375%, due 10/15/06 ...............................             510

      500   Stone Container Corp.
            11.875%, due 12/01/98 ..............................             527

PUBLISHING - 1.2%
      750   Affiliated Newspaper
            0.00%/13.25%, due 7/1/06 ...........................             615

REAL ESTATE - 1.0%
      500   Ryland Group
            10.50%, due 7/15/02 ................................             508

RESTAURANTS - 2.4%
      750   Apple South, Inc.
            9.75%, due 6/01/06 .................................             757

      500   Flagstar Cos., Inc.
            10.75%, due 9/15/01 ................................             457

RETAIL - DEPARTMENT STORES - 0.8%
      500   K-Mart Corp.
            7.95%, due 2/01/23 .................................             410

RETAIL - GROCERS - 2.7%
      398   Grand Union Co.
            12.00%, due 9/01/04 ................................             422

      500   Smith's Food & Drug Centers, Inc.
            11.25%, due 5/15/07 ................................             552

      500   Southland Corp.
            4.50%, due 6/15/04 .................................             387

RETAIL - OTHER - 1.2%
            Petroleum Heat & Power Co.

      325   12.25%, due 2/01/05 ................................             363

      250   9.375%, due 2/01/06 ................................             242

SAVINGS & LOAN - SAVINGS BANK - 1.1%
      500   First Nationwide Escrow
            10.625%, due 10/01/03 ..............................             540



                       SEE NOTES TO FINANCIAL STATEMENTS

                          SAFECO HIGH-YIELD BOND FUND
                            As of December 31, 1996


PRINCIPAL
AMOUNT (000'S)                                                     VALUE (000'S)
--------------------------------------------------------------------------------
STEEL - 1.4%
    $ 500   Armco, Inc.
            9.375%, due 11/01/00 ...............................          $  507

      177   Weirton Steel Corp.
            10.875%, due 10/15/99 ..............................             181

TELECOMMUNICATIONS - 3.1%
      500   Paging Network
            11.75%, due 5/15/02 ................................             537

    1,000   PhoneTel Technologies
            12.00%, due 12/15/06 ...............................           1,035

TEXTILES - 1.0%
      500   Dominion Textile (USA), Inc.
            9.25%, due 4/01/06 .................................             510

TRANSPORTATION - 2.0%
    1,000   International Shipholding Corp.
            9.00%, due 7/01/03 .................................           1,013

UTILITIES - 2.0%
      367   Beaver Valley Funding Corp.
            8.625%, due 6/01/07 ................................             357

      240   First PV Funding
            10.15%, due 1/15/16 ................................             255

      360   Midland Cogeneration
            Venture, L. P.
            10.33%, due 7/23/02 ................................             384

UTILITIES - ELECTRIC DISTRIBUTION - 1.0%
      500   El Paso Electric Co.
            9.40%, due 5/01/11 .................................             535
                                                                         -------
TOTAL CORPORATE BONDS ..........................................          48,287
                                                                         -------
PREFERRED STOCK - 0.7%

OIL & GAS - 0.7%
    6,300   Nuevo Energy Co.,
            $2.875 Convertible .................................             338
                                                                         -------
TOTAL PREFERRED STOCK ..........................................             338
                                                                         -------
TEMPORARY INVESTMENTS - 2.2%

INVESTMENT COMPANIES:
   $1,088   Short-Term Investments Co.
            (Prime Portfolio) ..................................           1,088
                                                                         -------
TOTAL TEMPORARY INVESTMENTS ....................................           1,088
                                                                         -------
TOTAL INVESTMENTS - 98.8% ......................................          49,713
Other Assets, less Liabilities .................................             585
                                                                         -------
NET ASSETS .....................................................         $50,298
                                                                         =======
--------------------------------------------------------------------------------




                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                                SAFECO GNMA FUND
                               December 31, 1996


                           [PHOTO OF PAUL STEVENSON]
                                 PAUL STEVENSON


      For the 12 months ending December 31, 1996, the SAFECO GNMA Fund provided investors with a 3.98% total return. For the same period, the average GNMA fund returned 3.81%, according to Lipper. The Merrill Lynch GNMA Index returned 5.58%.

      The Fund's slight outperformance of the peer group is really a result of my adding value while maintaining portfolio characteristics that closely resemble the major mortgage indices. The Fund underperformed the Index because we were underweighted in premium mortgage bonds compared to the Index, and the fact the Index bears no management expenses and holds no cash or Treasuries.

      Within the taxable bond arena, defining what worked best in 1996 is pretty straightforward: It was staying short and reaching for yield.

      This broad theme carried over to the mortgage markets. Investors reaching for yield were well rewarded. Less liquid (issues) outperformed the more efficient mortgage pass-throughs.

      Within the pass-through market, longer mortgages outperformed shorter. But the true performance was found in premium (bonds priced above face value because of their higher coupons) and "seasoned" collateral. Lower-coupon discounts (bonds priced below face value) such as the 30-year GNMA 6%-6.5% only mustered 3% total returns, while GNMA 9%+ exceeded 7% returns. The seasoneds' outperformance can be attributed to Wall Street research highlighting these sectors and major buying programs.

      Seasoned pass-throughs (securities backed by loans which have survived a few refinancing waves) were star performers. According to Salomon Brothers, the total returns for 30-year mortgages for 1996 were as follows: new production returned 4.8%, moderate seasoning returned 5.8%, and the most seasoned loan pools returned 7.3%.

      My strategy in 1996 was, while staying fully invested, to emphasize higher income-producing mortgage investments and to slowly build larger, highly liquid positions (which enable flexibility and rapid execution). I generally completed defensive "up in coupon trades" by selling assets and investing in sectors I felt provided good value and increased portfolio income. For example, I sold off intermediate-term U.S. Treasuries to purchase a very stable four-year GNMA-backed CMO that provided additional yield and had good call protection. In another case, I sold Treasuries to purchase what I feel to be an undervalued sector -- seasoned 1993 FNMA 6.5% pass-throughs -- picking up substantial current income.

      I also endeavored to maintain the Fund's portfolio characteristics (duration, average coupon and average life) within a close range of the broad mortgage market. At year end, the duration (sensitivity to changes in interest rates) of the Fund stood at 4.14 years, right in between the major indices. The portfolio's average coupon of 7.4% was slightly lower than the 7.85% average for the indices, reflecting my efforts to give the Fund a better return profile should rates begin to fall and the markets rally.

      Approximately 85% of the portfolio is composed of 30-year seasoned pass-throughs (mostly GNMAs), of which 20% are discounts, 33% currents and 31% premiums. The balance of 15% is invested in CMOs.

      On the whole, the 1996 mortgage market exhibited a remarkable amount of stability and price efficiency due to strong demand. I expect continued strong demand to produce a good bid for mortgage securities in 1997 as well. Market efficiency will continue to make it difficult to enhance portfolio returns by finding "mispriced" pockets of value. As for interest rates, much depends on the Federal Reserve. Given this environment, staying short and reaching for yield may work again in 1997.

      Within that context, SAFECO GNMA Fund will work to enhance

                                                       (Continued on next page.)

================================================================================


                                   HIGHLIGHTS
                            As of December 31, 1996



SAFECO GNMA FUND
CURRENT 30-DAY YIELD
FOR THE THREE MONTHS ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

DATE                                     YIELD
09/30/96                                   6.75
10/31/96                                   6.72
11/30/96                                   6.46
12/31/96                                   6.58

This graph depicts the average 30-day current yield at month-end for the SAFECO GNMA Fund.




SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
CURRENT 30-DAY YIELD
FOR THE THREE MONTHS ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

DATE                                     YIELD
09/30/96                                    5.66
10/31/96                                    5.55
11/30/96                                    5.35
12/31/96                                    5.14


This graph depicts the average 30-day current yield at month-end for the SAFECO Intermediate-Term U.S. Treasury Fund.

These graphs represent historical data and are not predictive of future yields.

================================================================================


                                REPORT FROM THE
                         GNMA FUND MANAGER (Continued)


returns, while resembling the broad mortgage securities market. I expect the latter to once again outperform the Treasury markets, just nudge out investment-grade corporates, but lag the lower-rated junk bond market.



/s/ Paul Stevenson
------------------
    Paul Stevenson,
    SAFECO GNMA Fund Manager

--------------------------------------------------------------------------------

Paul Stevenson joined SAFECO in 1986 as mortgage securities analyst. He became GNMA Fund manager in 1988. Stevenson has a Bachelor of Arts in finance from Washington State University, an MBA from the University of Washington, and is a Chartered Financial Analyst.

                            PORTFOLIO OF INVESTMENTS
                                SAFECO GNMA FUND
                            As of December 31, 1996


PRINCIPAL
AMOUNT (000'S)                                                     VALUE (000'S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AND
AGENCY SECURITIES - 99.0%

COLLATERIZED MORTGAGE OBLIGATION (CMO) - 13.9%
   $5,000   7.00%, FNMA PAC 1,
            due 6/17/26 ........................................          $5,053
      494   4.50%, REMIC PD1,
            due 3/15/21 ........................................             441

FEDERAL NATIONAL MORTGAGE
ASSOCIATION (FNMA) - 13.8%
    5,688   6.50%, due 8/01/23-12/01/23 ........................           5,465

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION (GNMA) - 71.3%
    1,573   9.50%, due 3/15/20 .................................           1,703
    6,167   8.50%, due 5/20/22-10/15/25 ........................           6,397
    4,223   8.00%, due 6/15/21-12/15/22 ........................           4,336
   13,307   7.50%, due 1/15/22-4/20/23 .........................          13,375
    2,446   7.00%, due 2/20/26-3/20/26 .........................           2,381
                                                                         -------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES ....................          39,151
                                                                         -------

TEMPORARY INVESTMENTS - 0.9%

INVESTMENT COMPANIES:
     $348   Short-Term Investments Co.
            (Prime Portfolio) ..................................          $  348
                                                                         -------
TOTAL TEMPORARY INVESTMENTS ....................................             348
                                                                         -------
TOTAL INVESTMENTS - 99.9% ......................................          39,499
Other Assets, less Liabilities .................................              44
                                                                         -------
NET ASSETS .....................................................         $39,543
                                                                         =======

--------------------------------------------------------------------------------




                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                            SAFECO INTERMEDIATE-TERM
                             U.S. TREASURY FUND AND
                            SAFECO MANAGED BOND FUND
                               December 31, 1996


                          [PHOTO OF MICHAEL C. KNEBEL]
                               MICHAEL C. KNEBEL


      Both the Intermediate-Term U.S. Treasury and Managed Bond Funds are actively managed using a trend-following strategy: that is, we invest in concert with interest rate trends. We reduce the Funds' average maturities as rates rise, and increase them as rates fall. In general under this strategy, returns at first lag, and then surpass the market as a new trend unfolds.

      A market which changes course frequently, however, wreaks havoc on funds which employ trend-following strategies. In other words, our strategy sustained a recurrent case of whiplash in '96. The Funds suffered at the hands of a capricious market in which rates oscillated furiously only to end the year markedly higher.

      We began 1996 with a long average maturity in response to 1995's bull market. When rates rose rapidly and unexpectedly in the early part of this year, the performance of both Funds lagged. In the second and third quarters, we recouped our losses by maintaining shorter average maturities as rates continued climbing.

      Ironically, this same defensive posture caused us to lag in the fourth quarter as rates began to fall. The good news/bad news is that as rates reverted upward yet again, rising in December and into early 1997, our defensive strategy is finally paying off.

      Looking ahead to 1997, we expect this market volatility to continue and the investment environment to remain challenging. Renewed economic strength will likely rekindle inflation fears which, in turn, may prompt speculation that the Federal Reserve will raise short-term interest rates. We think any talk of Fed tightening is still premature.

      While we've yet to see evidence the economy is overheating, we wouldn't be surprised to see rates move higher anyway, as the bond market responds bearishly to a more bullish outlook for the economy. We will seek to increase the Funds' yields while maintaining their conservative risk profiles. And that should better insulate both the Intermediate-Term U.S. Treasury Fund and the Managed Bond Fund from the effects of gyrating interest rates.

      THE SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND returned 0.38% for the year ended December 31, 1996. On average, intermediate-term Treasury funds, as measured by Lipper Analytical Services, had a 12-month return of 2.10%. The sector, as measured by the Merrill Lynch Intermediate Treasury Index (which includes no operating expenses or transaction costs), returned 3.89% for the year.

      THE SAFECO MANAGED BOND FUND returned 0.02% for the year ended December 31, 1996. The sector as a whole, as measured by the Lehman Brothers Government/Corporate Index (and

                                                       (Continued on next page.)

================================================================================


                                   HIGHLIGHTS
                            As of December 31, 1996


SAFECO MANAGED
BOND FUND
S&P CREDIT RATING DISTRIBUTION
AS OF DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                                    Percent of
S&P Credit Rating Distribution                                      Net Assets
AAA                                                                          72%
AA                                                                           11
A                                                                            14
Cash & Other Assets, Less Liabilities                                         3
                                                                            100%



SAFECO MANAGED
BOND FUND
--------------------------------------------------------------------------------

                                                                    Percent of
Bonds by Type                                                       Net Assets
U.S. Treasury Securities                                                     70%
Utilities                                                                    13
Banking & Finance                                                             9
Canadian Provinces, U.S. Funds                                                2
Asset Backed Securities                                                       2
Cash, Temparary Investments and Other                                         4
                                                                            100%




CURRENT YIELD (30-DAY) ......................................         5.42%
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY ...................................         4.87 YEARS




================================================================================


                                REPORT FROM THE
 INTERMEDIATE-TERM U.S. TREASURY FUND AND MANAGED BOND FUND MANAGER (Continued)




without accounting for investment expenses or transaction costs), returned 2.90% for the year.

      We have gradually reduced the allocation to corporate bonds to about 25% of net assets as the difference in yield narrowed, diminishing the attractiveness of the corporate sector. We also increased the Managed Bond Fund's duration (sensitivity to interest rates) to just under four years -- it was two years at September 30, 1996. Still,

Managed Bond Fund's duration remains considerably shorter than the general market's duration.



/s/ Michael Knebel,
----------------------------
    Michael Knebel,
    Portfolio Manager
    SAFECO Intermediate-Term
    U.S. Treasury Fund and
    SAFECO Managed Bond Fund

--------------------------------------------------------------------------------

Mike Knebel has managed bond portfolios for SAFECO since 1989. Before that he managed municipal bond and money market funds for Lutheran Brotherhood. He earned his M.B.A. in Finance at the University of Minnesota, and he is a Chartered Financial Analyst.


                            PORTFOLIO OF INVESTMENTS
                                     SAFECO
                               INTERMEDIATE-TERM
                               U.S. TREASURY FUND
                            As of December 31, 1996


PRINCIPAL
AMOUNT (000'S)                                                     VALUE (000'S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES - 98.4%

U.S. Treasury Notes - 86.6%
   $2,450   7.75%, due 2/15/01 .................................         $ 2,589
    1,300   7.50%, due 11/15/01 ................................           1,369
    2,505   7.25%, due 8/15/04 .................................           2,637
    6,110   6.875%, due 3/31/00 ................................           6,247
      670   6.00%, due 10/15/99 ................................             670

U.S. Treasury Principal Strips - 11.8%
    2,160   0.00%, due 8/15/99 .................................           1,849
                                                                         -------
TOTAL U.S. GOVERNMENT SECURITIES ...............................          15,361
                                                                         -------
TEMPORARY INVESTMENTS - 0.2%
INVESTMENT COMPANIES:
       33   Short-Term Investments Co.
            (Prime Portfolio) ..................................              33
                                                                         -------
TOTAL TEMPORARY INVESTMENTS ....................................              33
                                                                         -------
TOTAL INVESTMENTS - 98.6% ......................................          15,394
Other Assets, less Liabilities .................................             212
                                                                         -------
NET ASSETS .....................................................         $15,606
                                                                         =======
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                            SAFECO MANAGED BOND FUND
                            As of December 31, 1996


PRINCIPAL
AMOUNT (000'S)                                                     VALUE (000'S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-1.9%

FINANCIAL - 1.9%
      $84   Chevy Chase Auto ABS
            Series 1996-1, Class A
            6.60%, due 12/15/02 ................................          $   84
                                                                          ------
TOTAL ASSET-BACKED SECURITIES ..................................              84
                                                                          ------
CORPORATE BONDS-24.7%

BANKING & FINANCE - 9.1%
      100   Associates Corp. of
            North America
            8.80%, due 8/01/98 .................................             104

      100   International Lease Finance Corp.
            6.625%, due 4/01/99 ................................             101

      100   Norwest Financial, Inc.
            6.25%, due 3/15/99 .................................             100

      100   Transamerica Finance Corp.
            6.80%, due 3/15/99 .................................             101

CANADIAN PROVINCES, U.S. FUNDS - 2.4%
      100   Manitoba (Province)
            9.50%, due 9/15/98 .................................             105

UTILITIES - 13.2%
      100   Central Power & Light Co.
            7.50%, due 5/01/99 .................................             102

      100   Consolidated Natural Gas Co.
            5.875%, due 10/01/98 ...............................             100

      185   GTE California, Inc.
            6.25%, due 1/15/98 .................................             186

      100   Nova Gas Transmission
            7.25%, due 7/06/99 .................................             102

      100   Virginia Electric & Power Co.
            7.25%, due 3/01/97 .................................             100
                                                                          ------
TOTAL CORPORATE BONDS ..........................................           1,101
                                                                          ------
U.S. GOVERNMENT SECURITIES - 70.0%

U. S. TREASURY NOTES - 64.2%
   $  370   7.75%, due 12/31/99 ................................          $  387
      320   7.50%, due 2/15/05 .................................             342
    1,245   7.25%, due 8/15/04 .................................           1,311
      350   6.50%, due 5/31/01 .................................             354
      465   6.375%, due 8/15/02 ................................             468

U. S. TREASURY PRINCIPAL STRIPS - 5.8%
      300   0.00%, due 8/15/99 .................................             257
                                                                          ------
TOTAL U.S. GOVERNMENT SECURITIES ...............................           3,119
                                                                          ------
TEMPORARY INVESTMENTS-1.6%

INVESTMENT COMPANIES:
       69   Short-Term Investments Co.
            (Prime Portfolio) ..................................              69
                                                                          ------
TOTAL TEMPORARY INVESTMENTS ....................................              69
                                                                          ------
TOTAL INVESTMENTS - 98.2% ......................................           4,373
Other Assets, less Liabilities .................................              82
                                                                          ------
NET ASSETS .....................................................          $4,455
                                                                          ======
--------------------------------------------------------------------------------



                       SEE NOTES TO FINANCIAL STATEMENTS

                      STATEMENTS OF ASSETS AND LIABILITIES
                            As of December 31, 1996


                                                                              SAFECO       SAFECO
                                             SAFECO        SAFECO  INTERMEDIATE-TERM      MANAGED
(In Thousands, Except                    HIGH-YIELD          GNMA      U.S. TREASURY         BOND
Per-Share Amounts)                        BOND FUND          FUND               FUND         FUND
-------------------------------------------------------------------------------------------------
ASSETS
   Investments, at Cost                     $48,480       $38,560            $15,390       $4,376
                                            =======       =======            =======       ======

   Investments, at Value                    $49,713       $39,499            $15,394       $4,373

   Cash                                          --            --                 --           14
   Receivables
    Interest                                 $1,039           243                269           83
    Trust Shares Sold                           449             4                 16           --
    Deferred Organization Expense                --            --                 --           13
                                            -------       -------            -------       ------
     Total Assets                            51,201        39,746             15,679        4,483

LIABILITIES
   Payables
    Trust Shares Redeemed                       723            95                 17           --
    Dividends                                   132            66                 43            1
    Investment Advisory Fees                     30            23                  8            2
    Organization Expense                         --            --                 --           13
    Other                                        18            19                  5           12
                                            -------       -------            -------       ------
     Total Liabilities                          903           203                 73           28
                                            -------       -------            -------       ------
Net Assets                                  $50,298       $39,543            $15,606       $4,455
                                            =======       =======            =======       ======

-------------------------------------------------------------------------------------------------


No Load Class:
   Net Assets                               $50,298       $39,543            $14,679       $4,215
   Trust Shares Outstanding                   5,703         4,226              1,452        $ 505
                                            -------       -------            -------       ------
   Net Asset Value, Offering Price and
    Redemption Price Per Share               $ 8.82        $ 9.36             $10.11        $8.35
                                            =======       =======            =======       ======

Class A:
   Net Assets                                    --            --             $  704        $ 140
   Trust Shares Outstanding                      --            --                 70        $  17
                                                                             -------       ------
   Net Asset Value and Redemption
    Price Per Share                              --            --             $10.11        $8.35
                                                                             =======       ======
   Maximum Offering Price Per Share
    (Net Asset Value Plus Sales
    Charge of 4.5%)                              --            --             $10.59        $8.74
                                                                             =======       ======
Class B:
   Net Assets                                    --            --             $  223        $ 100
   Trust Shares Outstanding                      --            --                 22           12
                                                                             -------       ------
   Net Asset Value and Offering
    Price Per Share*                             --            --             $10.12        $8.35
                                                                             =======       ======

* Redemption price per share is the net asset value less any applicable contingent deferred sales charge.

                            STATEMENTS OF OPERATIONS
                     For the Period Ended December 31, 1996


                                                                                       SAFECO         SAFECO
                                             SAFECO              SAFECO     INTERMEDIATE-TERM        MANAGED
                                         HIGH-YIELD                GNMA         U.S. TREASURY           BOND
(In Thousands)                            BOND FUND*               FUND*                 FUND*          FUND**
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest                                  $1,208               $ 745                  $275           $263

EXPENSES
   Investment Advisory Fees                      82                  65                    21             21
   Transfer Agent Fees                           17                  17                     6             --
   Legal and Auditing Fees                       12                  13                    12             13
   Custodian Fees                                 4                   4                     1              5
   Loan Interest Expense                         --                   2                    --             --
   Reports to Shareholders                       --                  --                     1              6
   Amortization of
    Organization Expenses                        --                  --                    --              6
   Trustee Fees                                   1                  --                    --              4
                                            -------              ------                 -----          -----

    Total Expenses
     Before Reimbursement                       116                 101                    41             55

   Expense Reimbursement                         --                  --                    (8)            --
                                            -------              ------                 -----          -----

    Total Expenses
     After Reimbursement                        116                 101                    33             55
                                            -------              ------                 -----          -----

NET INVESTMENT INCOME                         1,092                 644                   242            208

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss)
    on Investments                             (426)                 31                  (125)             2
   Net Change in Unrealized
    Appreciation (Depreciation)                 597                 403                   144           (210)
                                            -------              ------                 -----          -----

NET GAIN (LOSS) ON INVESTMENTS                  171                 434                    19           (208)
                                            -------              ------                 -----          -----

NET CHANGE IN NET ASSETS
   RESULTING FROM OPERATIONS                 $1,263              $1,078                  $261           $  0
                                            =======              ======                 =====          =====

------------------------------------------------------------------------------------------------------------

 * For the Three-Month Period Ended December 31, 1996
** For the Year Ended December 31, 1996


                               SEE NOTES TO FINANCIAL STATEMENTS

                            STATEMENTS OF OPERATIONS


                                                                                         SAFECO              SAFECO
                                              SAFECO                SAFECO    INTERMEDIATE-TERM             MANAGED
                                          HIGH-YIELD                  GNMA        U.S. TREASURY                BOND
(In Thousands)                             BOND FUND*                 FUND*                FUND*               FUND**
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest                                   $4,084                $3,144                 $902                $293

EXPENSES
   Investment Advisory Fees                      255                   270                   78                  23
   Transfer Agent Fees                            90                   111                   39                  --
   Legal and Auditing Fees                        14                    14                   13                  12
   Custodian Fees                                 13                    18                    5                   2
   Loan Interest Expense                           1                     1                   --                  --
   Reports to Shareholders                        10                    14                    4                  --
   Amortization of
    Organization Expenses                         --                    --                   --                   6
   Trustee Fees                                    5                     5                    5                  11
                                              ------               -------                -----                ----

    Total Expenses                               388                   433                  144                  54
                                              ------               -------                -----                ----

NET INVESTMENT INCOME                          3,696                 2,711                  758                 239

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss)
    on Investments                               504                  (416)                 290                 167
   Net Change in Unrealized
    Appreciation (Depreciation)                   46                  (453)                (496)                331
                                              ------               -------                -----                ----

NET GAIN (LOSS) ON INVESTMENTS                   550                  (869)                (206)                498
                                              ------               -------                -----                ----

NET CHANGE IN NET ASSETS
   RESULTING FROM OPERATIONS                  $4,246                $1,842                 $552                $737
                                              ======               =======                =====                ====
-------------------------------------------------------------------------------------------------------------------

 * For the Year Ended September 30, 1996
** For the Year Ended December 31, 1995




                       SEE NOTES TO FINANCIAL STATEMENTS

                      STATEMENTS OF CHANGES IN NET ASSETS


                                          SAFECO HIGH-YIELD BOND FUND                     SAFECO GNMA FUND
                                      ------------------------------------      ------------------------------------
                                        THREE-                                    THREE-
                                         MONTH                                     MONTH
                                        PERIOD          YEAR          YEAR        PERIOD          YEAR          YEAR
                                         ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                       DEC. 31      SEPT. 30      SEPT. 30       DEC. 31      SEPT. 30      SEPT. 30
(In Thousands)                            1996          1996          1995          1996          1996          1995
--------------------------------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income               $ 1,092       $ 3,696       $ 2,996       $   644       $ 2,711       $ 2,847
   Net Realized Gain (Loss) on
    Investments                           (426)          504          (579)           31          (416)       (1,292)
   Net Change in Unrealized
    Appreciation (Depreciation)            597            46         1,459           403          (453)        3,055
                                      --------      --------      --------      --------      --------      --------

   Net Change in Net Assets
    Resulting from Operations            1,263         4,246         3,876         1,078         1,842         4,610

DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income
     No-Load Class                      (1,092)       (3,696)       (2,996)         (644)       (2,711)       (2,847)
     Class A                                --            --            --            --            --            --
     Class B                                --            --            --            --            --            --

NET REALIZED GAIN ON
   INVESTMENTS - NO-LOAD                    --            --            --            --            --            --
                                      --------      --------      --------      --------      --------      --------
   TOTAL                                (1,092)       (3,696)       (2,996)         (644)       (2,711)       (2,847)

NET TRUST SHARE TRANSACTIONS
     No-Load Class                       2,247         8,152        11,086          (594)       (3,483)       (3,884)
     Class A                                --            --            --            --            --            --
     Class B                                --            --            --            --            --            --
                                      --------      --------      --------      --------      --------      --------
   TOTAL                                 2,247         8,152        11,086          (594)       (3,483)       (3,884)
                                      --------      --------      --------      --------      --------      --------
TOTAL CHANGE IN NET ASSETS               2,418         8,702        11,966          (160)       (4,352)       (2,121)

NET ASSETS AT BEGINNING OF PERIOD       47,880        39,178        27,212        39,703        44,055        46,176
                                      --------      --------      --------      --------      --------      --------
NET ASSETS AT END OF PERIOD            $50,298       $47,880       $39,178       $39,543       $39,703       $44,055
                                      ========      ========      ========      ========      ========      ========

--------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
TRUST SHARE TRANSACTIONS
INCREASE (DECREASE) IN TRUST SHARES
   Sales                                 1,190         6,549         7,306           107           694           927
   Reinvestments                            78           251           190            48           198           215
   Redemptions                          (1,013)       (5,863)       (6,168)         (218)       (1,267)       (1,582)
                                      --------      --------      --------      --------      --------      --------
   NET CHANGE                              255           937         1,328           (63)          375          (440)
                                      ========      ========      ========      ========      ========      ========
INCREASE (DECREASE) IN AMOUNTS
   Sales                               $10,466       $56,960       $62,149       $ 1,008       $ 6,526       $ 8,523
   Reinvestments                           690         2,181         1,463           447         1,858         1,976
   Redemptions                          (8,909)      (50,989)      (52,526)       (2,049)      (11,867)      (14,383)
                                      --------      --------      --------      --------      --------      --------
   Net Change                          $ 2,247       $ 8,152       $11,086       $  (594)      $(3,483)      $(3,884)
                                      ========      ========      ========      ========      ========      ========
--------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                    SAFECO INTERMEDIATE-TERM            SAFECO MANAGED
                                                          U.S. TREASURY FUND                 BOND FUND
                                        ------------------------------------      --------------------
                                          THREE-
                                           MONTH
                                          PERIOD          YEAR          YEAR         YEAR         YEAR
                                           ENDED         ENDED         ENDED        ENDED        ENDED
                                         DEC. 31      SEPT. 30      SEPT. 30      DEC. 31      DEC. 31
(In Thousands)                              1996          1996          1995         1996         1995
------------------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income                 $   242       $   758       $   720       $  208       $  238
   Net Realized Gain (Loss) on
    Investments                             (125)          290             7            2          167
   Net Change in Unrealized
    Appreciation (Depreciation)              144          (496)          638         (210)         331
                                        --------      --------      --------      -------      -------

   Net Change in Net Assets
    Resulting from Operations                261           552         1,365            0          736

DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income
     No-Load Class                          (232)         (758)         (720)        (206)        (238)
     Class A                                  (8)           --            --           (1)          --
     Class B                                  (2)           --            --           (1)          --

NET REALIZED GAIN ON
   INVESTMENTS - NO-LOAD                      --            --            --           (2)        (156)
                                        --------      --------      --------      -------      -------
   TOTAL                                    (242)         (758)         (720)        (210)        (394)

NET TRUST SHARE TRANSACTIONS
     No-Load Class                           189           900          (238)         (72)        (472)
     Class A                                 607           100            --          140           --
     Class B                                 123           100            --          100           --
                                        --------      --------      --------      -------      -------
   TOTAL                                     919         1,100          (238)         168         (472)
                                        --------      --------      --------      -------      -------
TOTAL CHANGE IN NET ASSETS                   938           894           407          (42)        (130)

NET ASSETS AT BEGINNING OF PERIOD         14,668        13,774        13,367        4,497        4,627
                                        --------      --------      --------      -------      -------
NET ASSETS AT END OF PERIOD              $15,606       $14,668       $13,774       $4,455       $4,497
                                        ========      ========      ========      =======      =======

------------------------------------------------------------------------------------------------------
OTHER INFORMATION
TRUST SHARE TRANSACTIONS

INCREASE (DECREASE) IN TRUST SHARES
   Sales                                     149         1,516           431           30           --
   Reinvestments                              12            35            37           24           44
   Redemptions                               (70)       (1,444)         (495)         (33)         (99)
                                        --------      --------      --------      -------      -------
   NET CHANGE                                 91           107           (27)          21          (55)
                                        ========      ========      ========      =======      =======
INCREASE (DECREASE) IN AMOUNTS
   Sales                                 $ 1,515       $18,860       $ 4,265       $  246       $   --
   Reinvestments                             117           358           374          201          382
   Redemptions                              (713)      (18,118)       (4,877)        (279)        (855)
                                        --------      --------      --------      -------      -------
   NET CHANGE                            $   919       $ 1,100       $  (238)      $  168       $ (473)
                                        ========      ========      ========      =======      =======
------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                         NOTES TO FINANCIAL STATEMENTS


1.   GENERAL

      The SAFECO Taxable Bond Trust (consisting of the SAFECO High-Yield Bond Fund, SAFECO GNMA Fund, and SAFECO Intermediate-Term U.S. Treasury Fund) and the SAFECO Managed Bond Trust (consisting of the SAFECO Managed Bond Fund) (together "the Funds") are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. The Taxable Bond Trust recently changed its fiscal year end from September 30, to December 31.

      Effective September 30, 1996, the Intermediate-Term U.S. Treasury Fund and Managed Bond Fund began issuing two additional classes of shares -- Class A and Class B shares (collectively, "Advisor Classes"). Unlike the no-load class of shares (which are sold directly to the shareholder with no associated sales or distribution charges), these additional classes of shares are sold by financial advisors to shareholders and have associated sales and distribution charges. Each class of shares represents an interest in the net assets of the Fund. Effective January 31, 1997, the SAFECO High-Yield Bond Fund will also begin issuing Advisor classes of shares.

      In connection with issuing the new Advisor Classes, the Intermediate-Term U.S. Treasury, Managed Bond, and High-Yield Bond Funds adopted a Plan of Distribution (the "Plan"). Under the Plan, each Advisor Class pays the distributor, SAFECO Securities, Inc., for servicing its shares at the annual rate of .25% of the average daily net assets of the Advisor Class. Class B shares also pay the distributor a distribution fee at the annual rate of .75% of the average daily net assets of the Class B shares.

      Under the Plans, the distributor uses the service fees primarily to compensate persons selling Advisor Class shares for providing ongoing services and the maintenance of shareholder accounts. The distributor uses the distribution fees primarily to offset the commissions it pays to financial advisors for selling Class B shares.

2.   SIGNIFICANT

     ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which permits management to make certain estimates and assumptions at the date of the financial statements.

      SECURITY VALUATION. Investment securities are stated on the basis of valuations provided by a pricing service, which uses information with respect to transactions in securities, quotations from securities dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments purchased at par are valued at cost. All other short-term investments are valued at amortized cost.

      SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. The cost of the portfolio is the same for financial statement and federal income tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.

      SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Securities purchased on a when-issued or delayed basis may be settled a month or more after the trade date. The securities purchased are carried in the portfolio at market and are subject to market fluctuation during this period. These securities begin earning interest on the settlement date. As commitments to purchase when-issued securities become fixed, the Fund establishes a segregated asset account equal to the total obligation.

      INCOME RECOGNITION. Interest is accrued on portfolio investments daily. The Managed Bond Fund has elected to amortize premium on securities purchased above par value. The Funds in the Taxable Bond Trust have not elected to amortize premium on securities purchased above par value.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income is declared as a dividend to shareholders of record as of the close of each business day and payment is made as of the last business day of each month. Net gains realized from security transactions, if any, are normally distributed to shareholders at the end of December.

      FEDERAL INCOME AND EXCISE TAXES. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no federal income or excise tax provision is required.

3.   INVESTMENT TRANSACTIONS

                                                                                            SAFECO              SAFECO
                                                   SAFECO              SAFECO    INTERMEDIATE-TERM             MANAGED
                                               HIGH-YIELD                GNMA        U.S. TREASURY                BOND
(In Thousands)                                  BOND FUND                FUND                 FUND                FUND
----------------------------------------------------------------------------------------------------------------------
PURCHASES FOR THE
PERIOD ENDED DECEMBER 31, 1996*
   (excluding short-term securities
   and including $0, $5,074, $10,335,
   and $4,427 respectively, of U.S.
   Government obligations)                         $9,471              $5,074              $10,335              $4,527
                                                   ======              ======              =======              ======

SALES FOR THE
PERIOD ENDED DECEMBER 31, 1996*
   (excluding short-term securities
   and including $0, $5,840, $3,938,
   and $3,938 respectively, of U.S.
   Government obligations)                         $4,065              $5,840               $3,938              $4,508
                                                   ======              ======              =======              ======

* For the three-month period ended December 31, 1996 (High-Yield, GNMA, and Intermediate-Term U.S. Treasury Funds) and for the year ended December 31, 1996 (Managed Bond Fund).

--------------------------------------------------------------------------------

4.   COMPONENTS OF NET ASSETS

     At December 31, 1996, the components of net assets were as follows:

                                                                                                      SAFECO                SAFECO
                                                        SAFECO                 SAFECO      INTERMEDIATE-TERM               MANAGED
                                                    HIGH-YIELD                   GNMA          U.S. TREASURY                  BOND
(In Thousands)                                       BOND FUND                   FUND                   FUND                  FUND
----------------------------------------------------------------------------------------------------------------------------------
Aggregate gross unrealized appreciation
   for investment securities in which
   there is an excess of value over
   identified cost                                     $ 1,798                $ 1,050                $    83                $   20
Aggregate gross unrealized depreciation
   for investment securities in which
   there is an excess of identified cost
   over value                                             (565)                  (111)                   (79)                  (23)
                                                      --------               --------               --------               -------
Net unrealized appreciation
   (depreciation)                                      $ 1,233                $   939                $     4                $   (3)

Accumulated net realized (loss) on
   investment transactions*                             (1,293)                (2,983)                  (196)                   --

Paid in capital (par value $.001,
   unlimited shares authorized)                         50,358                 41,587                 15,798                 4,458
                                                      --------               --------               --------               -------
Net Assets as of December 31, 1996                     $50,298                $39,543                $15,606                $4,455
                                                      ========               ========               ========               =======

*The above accumulated net realized losses on investment transactions represents capital loss carryforwards for federal income tax purposes, which expire as follows

(In Thousands)                                     AMOUNTS         EXPIRATION DATES
-----------------------------------------------------------------------------------
SAFECO High-Yield Bond Fund                        $ (1,293)       1997-2001
SAFECO GNMA Fund                                     (2,983)       1999-2003
SAFECO Intermediate-Term U.S. Treasury Fund            (196)       2001
-----------------------------------------------------------------------------------

5.   INVESTMENT ADVISORY FEES AND OTHER
     TRANSACTIONS WITH AFFILIATES

      SAFECO Asset Management Company receives investment advisory fees from the Funds. These fees are based on a percentage of each day's net assets, which, on an annual basis, are as follows:

HIGH-YIELD & GNMA FUNDS
   First $250 million                          .65%
   Next $250 million                           .55
   Next $250 million                           .45
   Over $750 million                           .35

MANAGED BOND FUND
   First $100 million                          .50%
   Next $150 million                           .40
   Over $250 million                           .35


INTERMEDIATE-TERM U.S. TREASURY FUND
   First $250 million                          .55%
   Next $250 million                           .45
   Next $250 million                           .35
   Over $750 million                           .25

      TRANSFER AGENT FEES. SAFECO Services Corporation receives transfer agent fees.

      NOTES PAYABLE AND INTEREST EXPENSE. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates. Interest rates equivalent to commercial bank interest rates are charged on loans over $100,000. No interest is charged on loans under $100,000.

      AFFILIATE OWNERSHIP. At December 31, 1996, SAFECO Corporation owned 500,000 shares (or 9%) of the High-Yield Bond Fund and SAFECO Insurance Company of America owned 500,000 shares (or 34%) of the Intermediate-Term U.S. Treasury Fund.

      DEFERRED ORGANIZATION EXPENSES. Costs related to the organization of the Managed Bond Fund have been deferred and are being amortized to operations over a period of sixty months, beginning on the initial public offering date. These costs were advanced by the investment adviser and are being reimbursed by the Fund over a period of sixty months.

6.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)

     SAFECO HIGH-YIELD BOND FUND
     NO-LOAD CLASS

                                       THREE-MONTH
                                      PERIOD ENDED
                                       DECEMBER 31                                            YEAR ENDED SEPTEMBER 30
                                      ------------        -----------------------------------------------------------
                                              1996           1996         1995         1994         1993         1992
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                      $ 8.79         $ 8.68       $ 8.55       $ 9.22       $ 8.92       $ 8.35

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                      0.19           0.78         0.79         0.82         0.91         0.83
   Net Realized and Unrealized
    Gain (Loss) on Investments                0.03           0.11         0.13        (0.67)        0.30         0.57
                                           -------        -------      -------      -------      -------      -------

    Total from Investment Operations          0.22           0.89         0.92         0.15         1.21         1.40

LESS DISTRIBUTIONS
   Dividends from Net
    Investment Income                        (0.19)         (0.78)       (0.79)       (0.82)       (0.91)       (0.83)
                                           -------        -------      -------      -------      -------      -------

NET ASSET VALUE AT END OF PERIOD            $ 8.82         $ 8.79       $ 8.68       $ 8.55       $ 9.22       $ 8.92
                                           =======        =======      =======      =======      =======      =======

TOTAL RETURN                                  2.50%*        10.79%       11.43%        1.61%       14.29%       17.52%

NET ASSETS AT END OF PERIOD (000's)        $50,298        $47,880      $39,178      $27,212      $28,291      $19,672
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS                         0.90%**        0.94%        1.01%        1.03%        1.09%        1.05%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                         8.56%**        8.99%        9.28%        9.26%        9.94%        9.66%
PORTFOLIO TURNOVER RATE                      35.01%**       92.65%       38.03%       63.02%       50.27%       40.66%

---------------------------------------------------------------------------------------------------------------------

 * Not Annualized.
** Annualized.

6.   FINANCIAL HIGHLIGHTS

     (For a Share Outstanding Throughout the Period)

     SAFECO GNMA FUND
     NO-LOAD CLASS

                                     THREE-MONTH
                                    PERIOD ENDED
                                     DECEMBER 31                                                           YEAR ENDED SEPTEMBER 30
                                    ------------         -------------------------------------------------------------------------
                                            1996              1996            1995            1994            1993            1992
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                  $   9.26          $   9.45        $   9.05        $  10.03        $   9.95        $   9.68

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                    0.15              0.60            0.60            0.60            0.67            0.73
   Net Realized and Unrealized
    Gain (Loss) on Investments              0.10             (0.19)           0.40           (0.98)           0.08            0.27
                                        --------          --------        --------        --------        --------        --------
    Total from Investment Operations        0.25              0.41            1.00           (0.38)           0.75            1.00

LESS DISTRIBUTIONS
   Dividends from Net
    Investment Income                      (0.15)            (0.60)          (0.60)          (0.60)          (0.67)          (0.73)
                                        --------          --------        --------        --------        --------        --------
NET ASSET VALUE AT END OF PERIOD        $   9.36          $   9.26        $   9.45        $   9.05        $  10.03        $   9.95
                                        ========          ========        ========        ========        ========        ========
TOTAL RETURN                                2.71%*            4.48%          11.49%          -3.91%           7.81%          10.75%

NET ASSETS AT END OF PERIOD (000's)     $ 39,543          $ 39,703        $ 44,055        $ 46,176        $ 62,720        $ 56,474

RATIO OF EXPENSES TO
   AVERAGE NET ASSETS                       1.01%**           1.03%           1.01%           0.95%           0.93%           0.94%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                       6.43%**           6.42%           6.55%           6.26%           6.71%           7.49%
PORTFOLIO TURNOVER RATE                    51.06%**          47.75%         131.24%          55.12%          70.96%          24.66%
----------------------------------------------------------------------------------------------------------------------------------

*  Not Annualized.
** Annualized.

================================================================================
6.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)

     SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
     NO-LOAD CLASS

                                     THREE-MONTH
                                    PERIOD ENDED
                                     DECEMBER 31                                                           YEAR ENDED SEPTEMBER 30
                                    ------------          ------------------------------------------------------------------------
                                            1996              1996            1995            1994            1993            1992
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                  $  10.10          $  10.24        $   9.74        $  10.74        $  10.69        $  10.20

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                    0.16              0.54            0.55            0.52            0.60            0.72
   Net Realized and Unrealized
    Gain (Loss) on Investments              0.01             (0.14)           0.50           (1.00)           0.49            0.54
                                        --------          --------        --------        --------        --------        --------
    Total from Investment Operations        0.17              0.40            1.05           (0.48)           1.09            1.26

LESS DISTRIBUTIONS
   Dividends from Net
    Investment Income                      (0.16)            (0.54)          (0.55)          (0.52)          (0.60)          (0.72)
   Distributions from Capital Gains           --                --              --              --           (0.44)          (0.05)
                                        --------          --------        --------        --------        --------        --------

    Total Distributions                    (0.16)            (0.54)          (0.55)          (0.52)          (1.04)          (0.77)
                                        --------          --------        --------        --------        --------        --------

NET ASSET VALUE AT END OF PERIOD        $  10.11          $  10.10        $  10.24        $   9.74        $  10.74        $  10.69
                                        ========          ========        ========        ========        ========        ========

TOTAL RETURN                                1.68%*            4.00%          11.07%          -4.56%          10.51%          12.78%

NET ASSETS AT END OF PERIOD (000's)     $ 14,679          $ 14,668        $ 13,774        $ 13,367        $ 14,706        $ 12,205
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS                       0.85%**+          1.01%           0.96%           0.90%           0.99%           0.98%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                       6.30%**           5.30%           5.51%           5.08%           5.52%           6.89%
PORTFOLIO TURNOVER RATE                   125.42%**         294.25%         124.90%          75.46%         104.94%          37.19%
----------------------------------------------------------------------------------------------------------------------------------


*  Not Annualized.
** Annualized.
+ Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would be 1.07%

6.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)

     SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND

                             THREE-MONTH PERIOD ENDED DECEMBER 31, 1996
                             -------------------------------------------
                                        CLASS A              CLASS B
------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                  $ 10.10              $ 10.10


INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                   0.15                 0.14
   Net Realized and Unrealized
    Gain (Loss) on Investments             0.01                 0.02
                                        -------              -------

    Total from Investment Operations       0.16                 0.16


LESS DISTRIBUTIONS
   Dividends from Net
    Investment Income                     (0.15)               (0.14)
   Distributions from Capital Gains         --                   --
                                        -------              -------
    Total Distributions                   (0.15)               (0.14)
                                        -------              -------

NET ASSET VALUE AT END OF PERIOD        $ 10.11              $ 10.12
                                        =======              =======

TOTAL RETURN                               1.63%*               1.55%*


NET ASSETS AT END OF PERIOD (000's)     $   704              $   223
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS                      1.07%**+             1.72%**+
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                      6.07%**              5.35%**
PORTFOLIO TURNOVER RATE                  125.42%**            125.42%**
------------------------------------------------------------------------


* Not annualized. Total return excludes the effects of sales charges. If sales charges were included, the total return for Classes A and B would be lower.

** Annualized.

+ Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would be 1.30% and 1.95% for Class A and Class B, respectively.

6.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)

     SAFECO MANAGED BOND FUND
     No-Load Class

                                                                        Year or Period Ended December 31
                                         ---------------------------------------------------------------
                                           1996           1995          1994           1993+      1992++
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                  $  8.77        $  8.15        $  9.08        $  9.57     $ 10.00


INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                   0.41           0.44           0.27          (0.62)      (0.50)
   Net Realized and Unrealized
    Gain (Loss) on Investments            (0.42)          0.94          (0.93)          0.15        0.07
                                        -------        -------        -------        -------     -------

    Total from Investment Operations      (0.01)          1.38          (0.66)         (0.47)      (0.43)


LESS DISTRIBUTIONS
   Dividends from Net
    Investment Income                     (0.41)         (0.44)         (0.27)            --          --
   Distributions from Capital Gains          --          (0.32)            --          (0.02)         --
                                        -------        -------        -------        -------     -------
    Total Distributions                   (0.41)         (0.76)         (0.27)         (0.02)         --
                                        -------        -------        -------        -------     -------

NET ASSET VALUE AT END OF PERIOD        $  8.35        $  8.77        $  8.15        $  9.08     $  9.57
                                        =======        =======        =======        =======     =======
TOTAL RETURN                               0.02%         17.35%         -3.01%#          N/A         N/A


NET ASSETS AT END OF PERIOD (000'S)     $ 4,215        $ 4,497        $ 4,627        $    91     $    96
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS                      1.27%          1.16%          1.37%         11.75%      13.35%*
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                      4.86%          5.14%          4.47%         -6.75%      -9.80%*
PORTFOLIO TURNOVER RATE                  136.29%         78.78%        129.56%          None        None
--------------------------------------------------------------------------------------------------------


+ Financial highlights prior to 1994 relate only to the performance of the initial seed investment of SAFECO Asset Management Company. Trust shares were not yet available to the public.
# Total return from February 28, 1994 (initial public offering) to December 31, 1994; not annualized.
*  Annualized.
++ For the period from June 25, 1992 (commencement of operations) to December
   31, 1992.

6.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)

     SAFECO MANAGED BOND FUND


                              THREE-MONTH PERIOD ENDED DECEMBER 31, 1996
                              ------------------------------------------
                                        CLASS A              CLASS B
------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                  $  8.35             $   8.35

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                   0.11                 0.09
   Net Realized and Unrealized
    Gain (Loss) on Investments              --                   --
                                        -------             --------

    Total from Investment Operations       0.11                 0.09



LESS DISTRIBUTIONS
   Dividends from Net
    Investment Income                     (0.11)               (0.09)
   Distributions from Capital Gains         --                   --
                                        -------             --------

    Total Distributions                   (0.11)               (0.09)
                                        -------             --------

NET ASSET VALUE AT END OF PERIOD        $  8.35             $   8.35
                                        =======             ========

TOTAL RETURN                               1.34%*               1.15%*



NET ASSETS AT END OF PERIOD (000'S)     $   140             $    100
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS**                    1.30%**              2.07%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS**                    5.22%**              4.45%**
PORTFOLIO TURNOVER RATE**                136.29%**            136.29%**
------------------------------------------------------------------------



* Not annualized. Total return excludes the effects of sales charges. If sales charges were included, the total return for Classes A and B would be lower.
** Annualized.

                          REPORT OF ERNST & YOUNG LLP,
                              INDEPENDENT AUDITORS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE SAFECO TAXABLE
BOND TRUST AND SAFECO MANAGED BOND TRUST

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments in securities, of the SAFECO Taxable Bond Trust (comprising, respectively, the SAFECO High-Yield Bond Fund, SAFECO GNMA Fund, and SAFECO Intermediate-Term U.S. Treasury Fund) and the SAFECO Managed Bond Trust -- Managed Bond Fund as of December 31, 1996, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the SAFECO Taxable Bond Trust and SAFECO Managed Bond Trust at December 31, 1996, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Seattle, Washington
January 31, 1997

                             SAFECO FAMILY OF FUNDS

STABILITY OF PRINCIPAL
     SAFECO Money Market Fund
     SAFECO Tax-Free Money Market Fund

TAXABLE BOND INCOME
     SAFECO Intermediate-Term U.S. Treasury Fund
     SAFECO GNMA Fund
     SAFECO High-Yield Bond Fund
     SAFECO Managed Bond Fund

TAX-FREE BOND INCOME
     SAFECO Intermediate-Term Municipal Bond Fund
     SAFECO Insured Municipal Bond Fund
     SAFECO Municipal Bond Fund
     SAFECO California Tax-Free Income Fund
     SAFECO Washington State Municipal Bond Fund

HIGH CURRENT INCOME
WITH LONG-TERM GROWTH
     SAFECO Income Fund
     SAFECO Balanced Fund

LONG-TERM GROWTH
     SAFECO Growth Fund
     SAFECO Equity Fund
     SAFECO Northwest Fund
     SAFECO International Stock Fund
     SAFECO Small Company Stock Fund

For more complete information on any SAFECO Mutual Fund, including management fees and expenses, call or write for a free Prospectus. Please read it carefully before you invest or send money.

SAFECO TAXABLE BOND FUNDS

BOARD OF TRUSTEES:
Boh A. Dickey, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:

David F. Hill, President
Ronald L. Spaulding
 Vice President and Treasurer
Neal A. Fuller
 Vice President and Controller

INVESTMENT ADVISOR:
SAFECO Asset
 Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
U.S. Bank of Washington, N.A.


FOR SHAREHOLDER SERVICE:

Monday-Friday,
5:30am - 7:00pm Pacific Time

NATIONWIDE: 1-800-624-5711

SEATTLE: 545-7319

DEAF AND HARD OF HEARING
TTY/TDD SERVICE: 1-800-438-8718

FOR ACCOUNT INFORMATION,
YIELDS, PRICES AND
PERFORMANCE INFORMATION:

24 hours a day, 7 days a week

NATIONWIDE: 1-800-835-4391

SEATTLE: 545-5113


MAILING ADDRESS:

SAFECO Mutual Funds
P.O. Box 34890
Seattle, WA 98124-1890

INTERNET:
http://networth.galt.com/safeco

E-MAIL: mfunds@safeco.com


GMF 660 2/97 [LOGO]
Printed on Recycled Paper.
This report must be preceded or
accompanied by a current prospectus.
(R) Registered trademark of SAFECO Corporation.